ACCOUNTS RECEIVABLE (Tables)	3 Months Ended
Mar. 31, 2022
Credit Loss [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE

Accounts receivable consist of the following at March 31, 2022 and December 31, 2021:

	2022	2021

Trade accounts receivable	$1,016,511	$867,027
Less: allowance for doubtful accounts	(46,705)	-
Total accounts receivable	$969,806	$867,027